Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 1,829,904	¥ 1,516,847
Reclassification from non-current liabilities (Current portion)	2,667,843	2,588,743
Total	4,497,747	4,105,590
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	1,114,208	959,620
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	475,728	387,093
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	164,457	90,835
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 75,511	¥ 79,299